Stock-based compensation - Restricted stock units (Details) - USD ($)		3 Months Ended		6 Months Ended
	Feb. 26, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Stock-based compensation
Stock-based compensation		$ 1,363,000	$ 1,090,000	$ 2,533,000	$ 2,418,000
RSUs
Stock-based compensation
Vesting period	2 years
Number of shares issued for each stock award vested	1
Stock-based compensation		98,000	$ 78,000	185,000	$ 112,000
Total unrecognized compensation expense		$ 400,000		$ 400,000
Estimated weighted average period over which expense is expected to be recognized				1 year 2 months 12 days
Summary of unvested RSUs
Unvested - Beginning of period (in shares)				184,000
Granted (in shares)				40,000
Forfeited (in shares)				(2,000)
Unvested - End of period (in shares)		222,000		222,000